INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	CLOSED END FUND — 20.4%
	COMMODITY - 20.4%
1,531,227	Sprott Physical Gold Trust(a)	$ 23,075,591

	TOTAL CLOSED END FUND (Cost $22,436,694)	23,075,591

Shares		Fair Value
	COMMON STOCKS — 19.0%
	AEROSPACE & DEFENSE - 0.1%
354	Teledyne Technologies, Inc.(a)	152,001

	BANKING - 0.4%
354	Signature Bank	122,091
531	SVB Financial Group(a)	321,786
		443,877
	BIOTECH & PHARMA - 0.2%
1,062	Alnylam Pharmaceuticals, Inc.(a)	167,637
1,593	Incyte Corporation(a)	108,802
		276,439
	CHEMICALS - 0.3%
885	Albemarle Corporation	173,363
531	Avery Dennison Corporation	93,562
1,062	Eastman Chemical Company	125,815
		392,740
	COMMERCIAL SUPPORT SERVICES - 0.5%
885	Cintas Corporation	332,158
2,301	Republic Services, Inc.	276,764
		608,922
	CONTAINERS & PACKAGING - 0.1%
885	Crown Holdings, Inc.	108,563

	DATA CENTER REIT - 0.4%
2,124	Digital Realty Trust, Inc.	286,570

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 19.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.1%
1,062	Dover Corporation	$ 166,585

	E-COMMERCE DISCRETIONARY - 0.3%
1,062	Etsy, Inc.(a)	164,492
885	Wayfair, Inc., Class A(a) (b)	124,670
		289,162
	ELECTRIC UTILITIES - 0.4%
5,133	AES Corporation (The)	108,974
1,947	Alliant Energy Corporation	113,705
2,832	Avangrid, Inc. (b)	127,072
4,779	CenterPoint Energy, Inc.	130,705
		480,456
	ELECTRICAL EQUIPMENT - 0.7%
4,425	Amphenol Corporation, Class A	336,345
1,416	Cognex Corporation	95,665
1,416	Keysight Technologies, Inc.(a)	222,836
		654,846
	ENGINEERING & CONSTRUCTION - 0.1%
1,062	Quanta Services, Inc.	115,694

	ENTERTAINMENT CONTENT - 0.4%
2,655	AppLovin Corporation(a)	154,202
4,779	Discovery, Inc. - Series A(a) (b)	134,051
4,071	Fox Corporation, Class A	170,290
		458,543
	FOOD - 0.2%
4,071	Hormel Foods Corporation	193,942

	HEALTH CARE FACILITIES & SERVICES - 0.7%
1,239	Catalent, Inc.(a)	126,428
2,301	HCA Healthcare, Inc.	575,963
354	Molina Healthcare, Inc.(a)	108,632
		811,023

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 19.0% (Continued)
	HEALTH CARE REIT - 0.2%
4,248	Medical Properties Trust, Inc.	$ 86,404
2,832	Ventas, Inc.	152,928
		239,332
	INDUSTRIAL REIT - 0.9%
2,832	Duke Realty Corporation	150,096
5,487	Prologis, Inc.	800,279
		950,375
	INDUSTRIAL SUPPORT SERVICES - 0.2%
531	United Rentals, Inc.(a)	170,780

	INSURANCE - 0.1%
1,947	Loews Corporation	119,429

	MACHINERY - 0.3%
531	Nordson Corporation	120,266
885	Parker-Hannifin Corporation	262,305
		382,571
	MEDICAL EQUIPMENT & DEVICES - 2.2%
4,425	Edwards Lifesciences Corporation(a)	497,237
1,416	Exact Sciences Corporation(a)	110,533
531	IDEXX Laboratories, Inc.(a)	282,678
2,478	Intuitive Surgical, Inc.(a)	719,438
354	Masimo Corporation(a)	55,737
177	Mettler-Toledo International, Inc.(a)	249,347
1,062	ResMed, Inc.	262,049
531	West Pharmaceutical Services, Inc.	205,539
		2,382,558
	METALS & MINING - 0.8%
9,912	Freeport-McMoRan, Inc.	465,368
5,310	Newmont Corporation	351,522
		816,890
	MULTI ASSET CLASS REIT - 0.1%
1,416	WP Carey, Inc.	109,598

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 19.0% (Continued)
	OFFICE REIT - 0.3%
1,062	Alexandria Real Estate Equities, Inc.	$ 201,143
1,239	Boston Properties, Inc.	151,542
		352,685
	OIL & GAS PRODUCERS - 0.4%
4,602	Devon Energy Corporation	274,049
1,239	Diamondback Energy, Inc.	171,106
		445,155
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
10,443	Schlumberger N.V.	409,783

	REAL ESTATE INVESTMENT TRUSTS - 0.1%
4,248	Invitation Homes, Inc.	160,574

	RESIDENTIAL REIT - 0.6%
708	Camden Property Trust	116,898
1,416	Equity LifeStyle Properties, Inc.	105,662
2,832	Equity Residential	241,570
885	Sun Communities, Inc.	160,185
2,301	UDR, Inc.	126,256
		750,571
	RETAIL - DISCRETIONARY - 0.2%
531	Burlington Stores, Inc.(a)	119,948
1,062	Genuine Parts Company	129,734
		249,682
	RETAIL REIT - 0.2%
4,071	Realty Income Corporation	269,052

	SELF-STORAGE REIT - 0.1%
885	Extra Space Storage, Inc.	166,513

	SEMICONDUCTORS - 1.7%
4,071	Analog Devices, Inc.	652,541
1,062	KLA Corporation	370,107
4,248	Microchip Technology, Inc.	298,762

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 19.0% (Continued)
	SEMICONDUCTORS - 1.7% (Continued)
3,186	ON Semiconductor Corporation(a)	$ 199,475
885	Qorvo, Inc.(a)	121,050
1,239	Skyworks Solutions, Inc.	171,193
1,239	Teradyne, Inc.	146,103
		1,959,231
	SOFTWARE - 2.1%
708	ANSYS, Inc.(a)	229,527
1,062	Ceridian HCM Holding, Inc.(a)	77,430
1,416	DocuSign, Inc.(a)	167,697
531	Paycom Software, Inc.(a)	180,121
708	RingCentral, Inc., Class A(a)	92,635
1,416	ServiceNow, Inc.(a)	821,167
1,062	Synopsys, Inc.(a)	331,758
354	Tyler Technologies, Inc.(a)	151,604
1,239	Veeva Systems, Inc., Class A(a)	283,793
		2,335,732
	STEEL - 0.2%
2,124	Nucor Corporation	279,561

	TECHNOLOGY HARDWARE - 0.2%
1,593	NetApp, Inc.	124,859
354	Zebra Technologies Corporation, Class A(a)	146,323
		271,182
	TECHNOLOGY SERVICES - 1.9%
3,009	CoStar Group, Inc.(a)	183,579
354	EPAM Systems, Inc.(a)	73,544
4,425	Fidelity National Information Services, Inc.	421,393
531	FleetCor Technologies, Inc.(a)	124,360
531	Gartner, Inc.(a)	148,903
2,124	Global Payments, Inc.	283,299
354	MarketAxess Holdings, Inc.	135,026
531	MSCI, Inc.	266,397
2,478	Paychex, Inc.	295,031

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 19.0% (Continued)
	TECHNOLOGY SERVICES - 1.9% (Continued)
1,239	Verisk Analytics, Inc.	$ 219,724
		2,151,256
	TRANSPORTATION & LOGISTICS - 0.5%
1,239	Expeditors International of Washington, Inc.	128,063
708	JB Hunt Transport Services, Inc.	143,674
885	Old Dominion Freight Line, Inc.	277,917
		549,654
	TRANSPORTATION EQUIPMENT - 0.3%
2,655	PACCAR, Inc.	243,756
1,416	Westinghouse Air Brake Technologies Corporation	131,433
		375,189
	WHOLESALE - DISCRETIONARY - 0.1%
2,124	LKQ Corporation	99,722

	TOTAL COMMON STOCKS (Cost $20,128,892)	21,436,438

	EXCHANGE-TRADED FUND — 59.9%
	FIXED INCOME - 59.9%
1,126,959	Vanguard Short-Term Treasury ETF (Cost $67,565,585)	67,764,045

	COLLATERAL FOR SECURITIES LOANED — 0.3%
	MONEY MARKET FUND - 0.3%
319,079	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $319,079)(c),(d)	319,079

	TOTAL INVESTMENTS - 99.6% (Cost $110,450,250)	$ 112,595,153
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	463,445
	NET ASSETS - 100.0%	$ 113,058,598

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at February 28, 2022. The total fair value of the securities on loan as of February 28, 2022 was $311,931.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $319,079 at February 28, 2022.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2022.